[redacted]

15007497

CERTNMAS

File # 1-37411

NYSE

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
20 Broad Street, 16th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

Received SEC
JUN 05 2015
Washington, DC 20549

June 5, 2015

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The NYSE MKT certifies its approval for listing and registration of the Common stock, par value $0.001 per share of BioPharmX Corporation under the Exchange Act of 1934.

Sincerely,